Warrant Liabilities	6 Months Ended
Jun. 30, 2026
Warrant Liabilities [Abstract]
WARRANT LIABILITIES

12. WARRANT LIABILITIES

At the close of the Business Combination, the 11,500,000 Public Warrants (the “Warrants) issued at the time of PC4s initial public offering remained outstanding and became warrants for the Company.

The Warrants are accounted for in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability. Accordingly, the warrants are classified as a liability at its fair value, with the change in the fair value recognized in the Company’s consolidated statements of operations and other comprehensive loss. The Warrants are recorded at fair value based on the period-end publicly stated close price, which is a Level 1 input.

At June 30, 2026 and December 31, 2025, the fair value of the warrant liabilities was $1,105,150 and $4,843,800, respectively.

Changes in the fair value of warrant liabilities are as follows:

June 30,
2026
Balance at beginning of period	$4,843,800
Liability assumed in business combination	—
Change in fair value	(3,738,650)
Balance at end of period	$1,105,150